Submission	May 04, 2026
Submission [Line Items]
Central Index Key	0001326160
Registrant Name	Duke Energy CORP
Registration File Number	333-290475
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES